SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
	Year ended
	December 31, 2014
	Number	Weighted	Aggregate
	of options	average exercise	intrinsic value
	(thousands)	price (per share)	(1)

Outstanding at beginning of year	1,715	$3.47	$11,809
Granted	810	10.11
Exercised	(540)	(1.57)
Forfeited	(96)	(9.97)

Outstanding at end of year	$1,889	$6.53	$8,148

Vested and expected to vest at end of year	$1,792	$6.36	$8,027

Exercisable at end of year	$897	$3.22	$6,757

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2014 which was $10.75 per share.

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range
	Outstanding			Exercisable
		Weighted average			Weighted average
		remaining contractual	Weighted average		remaining contractual	Weighted average
	Number outstanding	life	exercise	Number exercisable	life	exercise
Exercise price	(thousands)	(years)	price	(thousands)	(years)	price
$			$			$

$0.48 - $1.52	237	0.85	1.16	237	0.85	1.16
$2.00 - $3.44	556	2.69	2.86	538	2.67	2.85
$5.68 - $7.81	205	5.34	6.87	15	4.30	6.03
$8.04 - $9.87	378	5.30	9.14	74	4.41	8.72
$10.03 - $11.32	513	5.28	10.95	33	4.92	10.37

	1,889	3.97	$6.53	897	2.44	$3.22

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2014	2013	2012

Research and development	$440	$237	$306
Selling and marketing	636	325	241
General and administrative	413	184	189

Total stock-based compensation	1,489	746	736